NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) - USD ($)									3 Months Ended	6 Months Ended	12 Months Ended		15 Months Ended
	Apr. 19, 2021	Apr. 15, 2021	Mar. 31, 2021	Dec. 12, 2018	Oct. 31, 2018	Oct. 26, 2018	Oct. 25, 2018	Oct. 24, 2018	Nov. 30, 2020	Nov. 30, 2021	May 31, 2021	May 31, 2020	Nov. 30, 2021
Navy Capital Debenture 1 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount					$ 4,000,000						$ 4,000,000
Interest rate					8.00%						8.00%
Dated					Oct. 31, 2018						Oct. 31, 2018
Conversion rate (in Dollars per share)					$ 0.8						$ 0.8
Discount recorded					$ 3,254,896						$ 3,254,896
Discount										$ 0	1,537,034	$ 1,084,695	$ 0
Accrued interest											$ 360,357	344,962
Convertible					The U.S. Convertible Debenture 1 was convertible into units (the “Convertible Debenture Units”) at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.						The U.S. Convertible Debenture 1 is convertible into units (the “Convertible Debenture Units”) at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures					3 years						3 years
Transferred											$ 0	370,057
Amended		(i) the conversion price of the debenture was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022									On April 15, 2021, the U.S. Convertible Debenture 1 was amended as follows: (i) the conversion price of the debenture was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022.
Extinguishment of debt loss		$ 2,038,803									$ 2,038,803
Navy Capital Debenture 2 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount					$ 1,000,000						$ 1,000,000
Interest rate					8.00%						8.00%
Dated					Oct. 31, 2018						Oct. 31, 2018
Conversion rate (in Dollars per share)					$ 0.8						$ 0.8
Discount recorded					$ 813,724						$ 813,724
Discount										0	384,259	271,241	0
Accrued interest											$ 90,090	86,240
Convertible					The U.S. Convertible Debenture 2 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.						The U.S. Convertible Debenture 2 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures					3 years						3 years
Transferred											$ 0	92,514
Amended		(i) the conversion price of the debentures was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022.									On April 15, 2021, the U.S. Convertible Debenture 2 was amended as follows: (i) the conversion price of the debentures was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022.
Extinguishment of debt loss		$ 509,700									$ 509,700
Murray FA Debenture [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount								$ 100,000			$ 100,000
Interest rate								8.00%			8.00%
Dated								Oct. 24, 2018			Oct. 24, 2018
Conversion rate (in Dollars per share)								$ 0.8			$ 0.8
Discount recorded								$ 75,415			$ 75,415
Discount										10,474	25,138	25,138	4,190
Accrued interest											$ 9,009	8,638
Convertible								The U.S. Convertible Debenture 3 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.			The U.S. Convertible Debenture 3 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures								3 years			3 years
Transferred											$ 0	9,117
Darling Capital Debenture [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount							$ 532,000				$ 532,000
Interest rate							8.00%				8.00%
Dated							Oct. 25, 2018				Oct. 25, 2018
Conversion rate (in Dollars per share)							$ 0.8				$ 0.8
Discount recorded							$ 416,653				$ 416,653
Discount										0	196,753	138,884	0
Accrued interest											$ 47,929	45,942
Convertible							The U.S. Convertible Debenture 4 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.				The U.S. Convertible Debenture 4 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures							3 years				3 years
Transferred											$ 0	48,623
Amended	(i) the conversion price of the debenture was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022										On April 19, 2021, the U.S. Convertible Debenture 4 was amended as follows: (i) the conversion price of the debenture was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022.
Extinguishment of debt loss	$ 271,164										$ 271,164
Sabharwal Debenture [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount						$ 150,000					$ 150,000
Interest rate											8.00%
Dated						Oct. 26, 2018					Oct. 26, 2018
Conversion rate (in Dollars per share)						$ 0.8					$ 0.8
Discount recorded						$ 120,100					$ 120,100
Discount										16,681	40,033	40,033	6,672
Accrued interest											$ 13,513	12,950
Convertible						The U.S. Convertible Debenture 5 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.					The U.S. Convertible Debenture 5 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures						3 years					3 years
Transferred											$ 0	13,743
Srinivasan Debenture 6 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount						$ 75,000					$ 75,000
Interest rate						8.00%					8.00%
Dated						Oct. 26, 2018					Oct. 26, 2018
Conversion rate (in Dollars per share)						$ 0.8					$ 0.8
Discount recorded						$ 60,049					$ 60,049
Discount										8,340	20,016	20,016	3,336
Accrued interest											$ 6,756	6,475
Convertible						The U.S. Convertible Debenture 6 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.					The U.S. Convertible Debenture 6 matures on a date that is three years following issuance. The U.S. Convertible Debenture 6 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures						3 years					3 years
Transferred											$ 0	6,871
US Convertible Debenture 7 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 12,012,000							$ 12,012,000
Interest rate				8.00%							8.00%
Dated				Dec. 12, 2018							Dec. 12, 2018
Conversion rate (in Dollars per share)				$ 0.8							$ 0.8
Accrued interest											$ 1,076,445	1,025,549
Convertible				The Canaccord Debentures were convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.							The Canaccord Debentures are convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures				3 years							3 years
Transferred										212,601	$ 212,601	$ 984,300	$ 0
Amended			(i) the conversion price of the debentures was reduced to $0.30 per unit; (ii) the maturity date was extended from December 12, 2021 to December 12, 2022; (iii) the mandatory conversion threshold was reduced from a daily volume weighted average trading price of greater than $1.20 per share to $0.60 per share for the preceding ten consecutive trading days; and (iv) the exercise price of the warrants issuable upon conversion was reduced from $1.10 to $0.40 and the expiration of the warrants extended until March 31, 2024								On March 31, 2021, the Canaccord Debentures were amended as follows: (i) the conversion price of the debentures was reduced to $0.30 per unit; (ii) the maturity date was extended from December 12, 2021 to December 12, 2022; (iii) the mandatory conversion threshold was reduced from a daily volume weighted average trading price of greater than $1.20 per share to $0.60 per share for the preceding ten consecutive trading days; and (iv) the exercise price of the warrants issuable upon conversion was reduced from $1.10 to $0.40 and the expiration of the warrants extended until March 31, 2024
Extinguishment of debt loss			$ 3,286,012								$ 3,286,012
Converted									$ 25,857	$ 281,000	$ 25,857
Converted shares (in Shares)									32,321	936,666	32,321
Converted, warrants (in Shares)									16,160	468,333	16,160